Per share amounts (Schedule of Earnings Per Share computation per common share) (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Basic earnings (loss) per share computation
Net earnings attributable to equity holders	$ 171,853	$ 360,847
Weighted average common shares outstanding	434,870,473	433,382,879
Basic earnings per common share	$ 0.40	$ 0.83
Diluted earnings per share computation
Net earnings attributable to equity holders	$ 171,853	$ 360,847
Weighted average common shares outstanding	434,870,473	433,382,879
Dilutive effect of stock options	1,086,000	1,972,000
Weighted average common shares outstanding, assuming dilution	435,956,000	435,355,000
Diluted earnings per common share	$ 0.39	$ 0.83